AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

(unaudited)

Principal Amount	Corporate Bonds (96.2%)	Value	(a)
	Basic Industry (2.6%)
	Metals and Mining (2.6%)
	Cleveland-Cliffs, Inc.
$ 1,750,000	6.750%, 04/15/30 144A	$1,779,487

	Capital Goods (7.1%)
	Aerospace/Defense (2.3%)
	TransDigm, Inc.
1,500,000	6.875%, 12/15/30 144A	1,570,764

	Building Materials (2.1%)
	Builders FirstSource, Inc.
1,503,000	5.000%, 03/01/30 144A	1,473,988

	Diversified Manufacturing (2.7%)
	Trinity Industries, Inc.
1,000,000	7.750%, 07/15/28 144A	1,049,589
	WESCO Distribution, Inc.
750,000	7.250%, 06/15/28 144A	767,993
		1,817,582
	Total Capital Goods	4,862,334

	Communications (4.6%)
	Cable Satellite (2.6%)
	Viasat, Inc.
1,800,000	5.625%, 09/15/25 144A	1,774,892

	Media Entertainment (2.0%)
	ROBLOX Corp.
1,500,000	3.875%, 05/01/30 144A	1,396,559
	Total Communications	3,171,451

	Consumer Cyclical (26.5%)
	Automotive (6.7%)
	Allison Transmission, Inc.
1,250,000	5.875%, 06/01/29 144A	1,257,745
	Ford Motor Company
1,750,000	6.100%, 08/19/32	1,793,699
	JB Poindexter & Co., Inc.
1,500,000	8.750%, 12/15/31 144A	1,585,896
		4,637,340

	Consumer Cyclical Services (2.9%)
	Cars.com, Inc.
850,000	6.375%, 11/01/28 144A	852,662
	Cushman & Wakefield US Borrower LLC
1,100,000	6.750%, 05/15/28 144A	1,109,978
		1,962,640

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Cyclical (continued)
	Gaming (5.2%)
	Caesars Entertainment, Inc.
$ 1,500,000	6.500%, 02/15/32 144A	$1,551,621
	Penn Entertainment, Inc.
1,026,000	5.625%, 01/15/27 144A	1,016,047
	VICI Properties LP/VICI Note Co., Inc.
1,000,000	4.625%, 12/01/29 144A	980,991
		3,548,659
	Home Construction (2.8%)
	Century Communities, Inc.
1,925,000	6.750%, 06/01/27	1,943,486

	Leisure (3.0%)
	Royal Caribbean Cruises Ltd.
1,000,000	6.000%, 02/01/33 144A	1,025,184
	Vail Resort, Inc.
1,000,000	6.500%, 05/15/32 144A	1,044,919
		2,070,103

	Restaurants (1.3%)
	Dave & Buster's, Inc.
880,000	7.625%, 11/01/25 144A	880,615

	Retailers (4.6%)
	Bath & Body Works, Inc.
870,000	6.694%, 01/15/27	898,442
500,000	7.500%, 06/15/29	516,744
	QVC, Inc.
1,750,000	4.450%, 02/15/25	1,739,117
		3,154,303
	Total Consumer Cyclical	18,197,146

	Consumer Non-Cyclical (6.6%)
	Consumer Products (1.6%)
	Acushnet Co.
1,000,000	7.375%, 10/15/28 144A	1,054,153

	Food and Beverage (3.5%)
	Performance Food Group, Inc.
1,000,000	4.250%, 08/01/29 144A	950,946

	US Foods, Inc.
1,500,000	4.750%, 02/15/29 144A	1,462,404

		2,413,350
	Healthcare (1.5%)
	IQVIA, Inc.
1,000,000	6.500%, 05/15/30 144A	1,043,348
	Total Consumer Non-Cyclical	4,510,851

	Electric (0.8%)
	Electric (0.8%)
	Midland Cogeneration Venture LP
545,813	6.000%, 03/15/25 144A	536,261

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Energy (18.8%)
	Independent (1.7%)
	Occidental Petroleum Corp.
$ 1,000,000	7.500%, 05/01/31	$1,136,303

	Midstream (11.2%)
	Buckeye Partners LP
714,000	4.350%, 10/15/24	712,932
	Cheniere Energy, Inc.
1,000,000	4.625%, 10/15/28	993,473
	Energy Transfer LP
1,100,000	5.750%, 04/01/25	1,098,373
	Global Partners LP/GLP Finance Corp.
1,175,000	7.000%, 08/01/27	1,182,933
	New Fortress Energy, Inc.
2,141,000	6.750%, 09/15/25 144A	2,050,843
	Venture Global LNG, Inc.
1,500,000	9.875%, 02/01/32 144A	1,666,788
		7,705,342
	Oil Field Services (5.9%)
	Nabors Industries, Inc.
750,000	8.875%, 08/15/31 144A	713,456
	Transocean Titan Financing Ltd.
1,750,000	8.375%, 02/01/28 144A	1,802,519
	USA Compression Partners LP/USA Compression Finance Corp.
1,500,000	7.125%, 03/15/29 144A	1,544,928
		4,060,903
	Total Energy	12,902,548

	Finance Companies (3.8%)
	Finance Companies (3.8%)
	Fortress Transportation and Infrastructure Investors LLC
1,000,000	7.000%, 06/15/32 144A	1,049,701
	OneMain Finance Corp.
1,500,000	9.000%, 01/15/29	1,589,501
	Total Finance Companies	2,639,202

	Other Financial (1.8%)
	Other Financial (1.8%)
	The Howard Hughes Corp.
1,230,000	5.375%, 08/01/28 144A	1,211,928

	Other Industrial (2.0%)
	Other Industrial (2.0%)
	Tutor Perini Corp.
1,250,000	11.875%, 04/30/29 144A	1,393,411

	REITs (6.4%)
	Other REITs (6.4%)
	RHP Hotel Properties LP/RHP Finance Corp.
1,265,000	4.500%, 02/15/29 144A	1,223,993
	Rithm Capital Corp.
2,163,000	6.250%, 10/15/25 144A	2,162,004
	XHR LP
1,000,000	6.375%, 08/15/25 144A	999,894
	Total REITs	4,385,891

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Technology (8.7%)
	Technology (8.7%)
	Coherent Corp.
$ 1,250,000	5.000%, 12/15/29 144A	$1,222,212
	Elastic NV
1,500,000	4.125%, 07/15/29 144A	1,401,393
	Iron Mountain, Inc.
1,000,000	5.250%, 03/15/28 144A	995,980
	Iron Mountain Information Management Services, Inc.
1,000,000	5.000%, 07/15/32 144A	963,871
	Zoominfo Technologies LLC/Zoominfo Finance Corp.
1,500,000	3.875%, 02/01/29 144A	1,386,562
	Total Technology	5,970,018

	Transportation (6.5%)
	Airlines (3.9%)
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
1,166,667	5.500%, 04/20/26 144A	1,163,339
	JetBlue Airways Corp/JetBlue Loyalty LP
500,000	9.875%, 09/20/31 144A	526,673
	United Airlines, Inc.
1,000,000	4.375%, 04/15/26 144A	983,949
		2,673,961
	Railroads (2.6%)
	Genesee & Wyoming, Inc.
750,000	6.250%, 04/15/32 144A	771,262
	Watco Cos. LLC / Watco Finance Corp.
1,000,000	7.125%, 08/01/32 144A	1,042,272
		1,813,534
	Total Transportation	4,487,495
	Total Corporate Bonds (cost $64,723,379)	66,048,023

Shares	Short-Term Investment (2.9%)
1,939,055	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 4.81%* (cost $1,939,055)		1,939,055

	Total Investments (cost $66,662,434 - note b)	99.1%	67,987,078
	Other assets less liabilities	0.9	617,219
	Net Assets	100.0%	$68,604,297

	* The rate is an annualized seven-day yield at period end.

Note: 144A – Security exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value
	of $52,443,020 or 76.4% of net assets.

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024

(unaudited)

Portfolio Distribution	Percent of Investments
Aerospace/Defense	2.4%
Airlines	4.1
Automotive	7.0
Building Materials	2.2
Cable Satellite	2.7
Consumer Cyclical Services	3.0
Consumer Products	1.6
Diversified Manufacturing	2.8
Electric	0.8
Finance Companies	4.0
Food and Beverage	3.7
Gaming	5.4
Healthcare	1.6
Home Construction	2.9
Independent	1.7
Leisure	3.1
Media Entertainment	2.1
Metals and Mining	2.7
Midstream	11.7
Oil Field Services	6.2
Other Financial	1.8
Other Industrial	2.1
Other REITs	6.6
Railroads	2.7
Restaurants	1.3
Retailers	4.8
Technology	9.0
100.0%

See accompanying notes to financial statements.

AQUILA HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

(unaudited)

(a)       Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)       At September 30, 2024 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $66,808,605 amounted to $1,178,473, which consisted of aggregate gross unrealized appreciation of $1,547,340 and aggregate gross unrealized depreciation of $368,867.

(c)       Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2024:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$1,939,055
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	66,048,023
Level 3 – Significant Unobservable Inputs	–
Total	$67,987,078

+See schedule of investments for a detailed listing of securities.